Nov-01-05 01:58pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-457 P.004/004 F-947

Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-31818

CERTIFS

05069270

NYSE

November 1, 2005

RECEIVED
NOV 1 2005
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SYNTHETIC FIXED-INCOME SECURITIES, INC. ON BEHALF OF STRATS(SM) TRUST FOR WAL-MART STORES, INC. SECURITIES, SERIES 2005-4, 1,000,000 STRATS(SM) Certificates, Series 2005-4 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 1, 2005. Tentative listing date – November 2, 2005.

Sincerely,

PROCESSED
NOV 02 2005
THOMSON
FINANCIAL